Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000008290 [Member] | United Parcel Service Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[1]
C000008290 [Member] | Principal Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[1]
C000008290 [Member] | Synchrony Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[1]
C000008290 [Member] | CDW Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[1]
C000008290 [Member] | FedEx Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[1]
C000008290 [Member] | Ferguson Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[1]
C000008290 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[1]
C000008290 [Member] | Jabil Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[1]
C000008290 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[1]
C000008290 [Member] | Cummins Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[1]
C000008290 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000008290 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000008290 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008290 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000008290 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000008290 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000008290 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000008290 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000008290 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000008290 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000008290 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000008290 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008291 [Member] | FormFactor Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[2]
C000008291 [Member] | Viasat Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%	[2]
C000008291 [Member] | Primoris Services Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%	[2]
C000008291 [Member] | ESCO Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[2]
C000008291 [Member] | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[2]
C000008291 [Member] | Powell Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[2]
C000008291 [Member] | Krystal Biotech Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%	[2]
C000008291 [Member] | Indivior Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[2]
C000008291 [Member] | StoneX Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[2]
C000008291 [Member] | Viavi Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[2]
C000008291 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000008291 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000008291 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000008291 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000008291 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000008291 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000008291 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000008291 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000008291 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000008291 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000008291 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000008291 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008292 [Member] | StoneX Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[3]
C000008292 [Member] | AdaptHealth Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[3]
C000008292 [Member] | MarineMax Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[3]
C000008292 [Member] | Dana Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[3]
C000008292 [Member] | Deluxe Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%	[3]
C000008292 [Member] | Vishay Intertechnology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%	[3]
C000008292 [Member] | Sonic Automotive Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%	[3]
C000008292 [Member] | Andersons Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[3]
C000008292 [Member] | United Natural Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000008292 [Member] | Par Pacific Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[3]
C000008292 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000008292 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000008292 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000008292 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000008292 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000008292 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008292 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000008292 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000008292 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008292 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008293 [Member] | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.28%	[4]
C000008293 [Member] | Illumina Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.37%	[4]
C000008293 [Member] | Biogen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%	[4]
C000008293 [Member] | Incyte Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.91%	[4]
C000008293 [Member] | Alnylam Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%	[4]
C000008293 [Member] | Regeneron Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%	[4]
C000008293 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%	[4]
C000008293 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%	[4]
C000008293 [Member] | BioCryst Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[4]
C000008293 [Member] | Catalyst Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[4]
C000008293 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.70%
C000008293 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000008293 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000008293 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000008294 [Member] | Darling Ingredients Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[5]
C000008294 [Member] | United Natural Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[5]
C000008294 [Member] | Hershey Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%	[5]
C000008294 [Member] | Sysco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%	[5]
C000008294 [Member] | PepsiCo Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%	[5]
C000008294 [Member] | Monster Beverage Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%	[5]
C000008294 [Member] | Kroger Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%	[5]
C000008294 [Member] | Mondelez International Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%	[5]
C000008294 [Member] | Corteva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%	[5]
C000008294 [Member] | Archer Daniels Midland Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%	[5]
C000008294 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000008294 [Member] | Fertilizers And Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000008294 [Member] | Agricultural Products And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000008294 [Member] | Soft Drinks And Non alcoholic Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000008294 [Member] | Food Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000008294 [Member] | Food Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000008294 [Member] | Packaged Foods And Meats [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000008294 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008295 [Member] | Sysco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%	[6]
C000008295 [Member] | Marriott International Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.25%	[6]
C000008295 [Member] | Las Vegas Sands Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%	[6]
C000008295 [Member] | Carnival Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%	[6]
C000008295 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%	[6]
C000008295 [Member] | Lionsgate Studios Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.11%	[6]
C000008295 [Member] | United Airlines Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%	[6]
C000008295 [Member] | Versant Media Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%	[6]
C000008295 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.24%	[6]
C000008295 [Member] | Airbnb Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.56%	[6]
C000008295 [Member] | Food Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000008295 [Member] | Food Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000008295 [Member] | Hotels Resorts And Cruise Lines [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000008295 [Member] | Movies and Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000008295 [Member] | Restaurants [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000008295 [Member] | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000008295 [Member] | Casinos And Gaming [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000008295 [Member] | Cable And Satellite [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000008295 [Member] | Broadcasting [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008295 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008295 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008296 [Member] | Nintendo Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[7]
C000008296 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%	[7]
C000008296 [Member] | Adobe Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[7]
C000008296 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%	[7]
C000008296 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.73%	[7]
C000008296 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.14%	[7]
C000008296 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%	[7]
C000008296 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.89%	[7]
C000008296 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[7]
C000008296 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.33%	[7]
C000008296 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000008296 [Member] | Movies and Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000008296 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008296 [Member] | Internet Services And Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008296 [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000008296 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000008296 [Member] | Interactive Home Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000008296 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000008296 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008297 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[8]
C000008297 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.21%	[8]
C000008297 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.99%	[8]
C000008297 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[8]
C000008297 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[8]
C000008297 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.45%	[8]
C000008297 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%	[8]
C000008297 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[8]
C000008297 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.69%	[8]
C000008297 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[8]
C000008297 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000008297 [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008297 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000008297 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000008297 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000008297 [Member] | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000008297 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000008297 [Member] | Integrated Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000008297 [Member] | IT Consulting And Other Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000008297 [Member] | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008298 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[9]
C000008298 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.68%	[9]
C000008298 [Member] | Corcept Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%	[9]
C000008298 [Member] | Travere Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%	[9]
C000008298 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%	[9]
C000008298 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%	[9]
C000008298 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.93%	[9]
C000008298 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[9]
C000008298 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[9]
C000008298 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%	[9]
C000008298 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000008298 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.40%
C000008298 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008298 [Member] | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008298 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008299 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%	[10]
C000008299 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.27%	[10]
C000008299 [Member] | MaxLinear Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[10]
C000008299 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%	[10]
C000008299 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%	[10]
C000008299 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.68%	[10]
C000008299 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[10]
C000008299 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%	[10]
C000008299 [Member] | Applied Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[10]
C000008299 [Member] | Tower Semiconductor Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[10]
C000008299 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000008299 [Member] | Semiconductor Materials And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000008299 [Member] | Electronic Equipment And Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000008299 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008300 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.05%	[11]
C000008300 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%	[11]
C000008300 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[11]
C000008300 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.92%	[11]
C000008300 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[11]
C000008300 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[11]
C000008300 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%	[11]
C000008300 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[11]
C000008300 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.02%	[11]
C000008300 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.11%	[11]
C000008300 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000008300 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000008300 [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000008300 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000008300 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000008300 [Member] | Electronic Equipment And Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000008300 [Member] | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008300 [Member] | Data Center REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008300 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008303 [Member] | TELUS Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[12]
C000008303 [Member] | Eni S p A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[12]
C000008303 [Member] | Itau Unibanco Holding S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%	[12]
C000008303 [Member] | Enbridge Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[12]
C000008303 [Member] | Novo Nordisk A S ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[12]
C000008303 [Member] | Brookfield Renewable Partners L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[12]
C000008303 [Member] | British American Tobacco PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[12]
C000008303 [Member] | PT Telkom Indonesia Persero Tbk ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[12]
C000008303 [Member] | FinVolution Group ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[12]
C000008303 [Member] | Sanofi S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[12]
C000008303 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000008303 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000008303 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000008303 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000008303 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008303 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000008303 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008303 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000008303 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000008303 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000008303 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000008303 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000008304 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%	[13]
C000008304 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[13]
C000008304 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[13]
C000008304 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[13]
C000008304 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[13]
C000008304 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[13]
C000008304 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%	[13]
C000008304 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[13]
C000008304 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%	[13]
C000008304 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%	[13]
C000008304 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000008304 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000008304 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000008304 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008304 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008304 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008304 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000008304 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000008304 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000008304 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008304 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000008304 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008306 [Member] | Boeing Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.11%	[14]
C000008306 [Member] | General Electric Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.85%	[14]
C000008306 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.13%	[14]
C000008306 [Member] | Lockheed Martin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.39%	[14]
C000008306 [Member] | General Dynamics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%	[14]
C000008306 [Member] | Northrop Grumman Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%	[14]
C000008306 [Member] | Honeywell International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%	[14]
C000008306 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.18%	[14]
C000008306 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%	[14]
C000008306 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[14]
C000008306 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.10%
C000008306 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000008306 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008306 [Member] | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008306 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000008306 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000008306 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008307 [Member] | Argan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%	[15]
C000008307 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.39%	[15]
C000008307 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%	[15]
C000008307 [Member] | MYR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%	[15]
C000008307 [Member] | Amrize Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[15]
C000008307 [Member] | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%	[15]
C000008307 [Member] | Lowe s Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%	[15]
C000008307 [Member] | Martin Marietta Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%	[15]
C000008307 [Member] | Vulcan Materials Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%	[15]
C000008307 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%	[15]
C000008307 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000008307 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000008307 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000008307 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008307 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000008307 [Member] | Home Improvement Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000008307 [Member] | Homebuilding Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008307 [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000008307 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008308 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.35%	[16]
C000008308 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%	[16]
C000008308 [Member] | Occidental Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%	[16]
C000008308 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.89%	[16]
C000008308 [Member] | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[16]
C000008308 [Member] | EQT Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%	[16]
C000008308 [Member] | Expand Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%	[16]
C000008308 [Member] | Par Pacific Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%	[16]
C000008308 [Member] | APA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[16]
C000008308 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.36%	[16]
C000008308 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008308 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000008308 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.90%
C000008308 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000008308 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008310 [Member] | Baker Hughes Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%	[17]
C000008310 [Member] | Patterson-UTI Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%	[17]
C000008310 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[17]
C000008310 [Member] | ProPetro Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%	[17]
C000008310 [Member] | NOV Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%	[17]
C000008310 [Member] | Frontline PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%	[17]
C000008310 [Member] | Weatherford International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%	[17]
C000008310 [Member] | Transocean Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%	[17]
C000008310 [Member] | Noble Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.07%	[17]
C000008310 [Member] | Halliburton Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%	[17]
C000008310 [Member] | Oil And Gas Drilling [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000008310 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000008310 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.60%
C000008310 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008312 [Member] | Insperity Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[18]
C000008312 [Member] | LyondellBasell Industries N V Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[18]
C000008312 [Member] | Robert Half Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%	[18]
C000008312 [Member] | Flowers Foods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%	[18]
C000008312 [Member] | Perrigo Co PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[18]
C000008312 [Member] | HP Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[18]
C000008312 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%	[18]
C000008312 [Member] | Universal Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[18]
C000008312 [Member] | John Wiley And Sons Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[18]
C000008312 [Member] | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[18]
C000008312 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000008312 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000008312 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000008312 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000008312 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008312 [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000008312 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000008312 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000008312 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000008312 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000008312 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008312 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000008313 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%	[19]
C000008313 [Member] | DTE Energy Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.39%	[19]
C000008313 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[19]
C000008313 [Member] | WEC Energy Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[19]
C000008313 [Member] | Duke Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%	[19]
C000008313 [Member] | NiSource Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%	[19]
C000008313 [Member] | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%	[19]
C000008313 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.38%	[19]
C000008313 [Member] | Constellation Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[19]
C000008313 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%	[19]
C000008313 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000008313 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000008313 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000008313 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000008313 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000008313 [Member] | Renewable Electricity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000008313 [Member] | Independent Power Producers And Energy Traders [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000008313 [Member] | Heavy Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000008313 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008315 [Member] | Ferguson Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.68%	[20]
C000008315 [Member] | Roper Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.57%	[20]
C000008315 [Member] | Waters Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.18%	[20]
C000008315 [Member] | Ecolab Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.14%	[20]
C000008315 [Member] | American Water Works Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.95%	[20]
C000008315 [Member] | IDEX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%	[20]
C000008315 [Member] | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.37%	[20]
C000008315 [Member] | Core And Main Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%	[20]
C000008315 [Member] | Xylem Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[20]
C000008315 [Member] | Veralto Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%	[20]
C000008315 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000008315 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000008315 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000008315 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000008315 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000008315 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000008315 [Member] | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000008315 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000008315 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000008315 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000008315 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008316 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[21]
C000008316 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%	[21]
C000008316 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.09%	[21]
C000008316 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.69%	[21]
C000008316 [Member] | General Electric Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.16%	[21]
C000008316 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%	[21]
C000008316 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[21]
C000008316 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[21]
C000008316 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.32%	[21]
C000008316 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.81%	[21]
C000008316 [Member] | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000008316 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000008316 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000008316 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000008316 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000008316 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.20%
C000008316 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000008316 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000008316 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008319 [Member] | JD com Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.88%	[22]
C000008319 [Member] | Baidu Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%	[22]
C000008319 [Member] | Alibaba Group Holding Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.66%	[22]
C000008319 [Member] | Yum China Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.39%	[22]
C000008319 [Member] | NetEase Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%	[22]
C000008319 [Member] | NIO Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%	[22]
C000008319 [Member] | H World Group Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%	[22]
C000008319 [Member] | New Oriental Education And Technology Group Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[22]
C000008319 [Member] | Full Truck Alliance Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%	[22]
C000008319 [Member] | Vipshop Holdings Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[22]
C000008319 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000008319 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008319 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000008319 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000008319 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008319 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000008319 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008319 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000008320 [Member] | Powell Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[23]
C000008320 [Member] | MYR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[23]
C000008320 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[23]
C000008320 [Member] | Lithium Argentina AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[23]
C000008320 [Member] | Lifezone Metals Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[23]
C000008320 [Member] | American Superconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[23]
C000008320 [Member] | Navitas Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[23]
C000008320 [Member] | FuelCell Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[23]
C000008320 [Member] | Bloom Energy Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[23]
C000008320 [Member] | Sigma Lithium Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[23]
C000008320 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000008320 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000008320 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000008320 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000008320 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008320 [Member] | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000008320 [Member] | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000008320 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000008320 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000008320 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.60%
C000008320 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008321 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[24]
C000008321 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%	[24]
C000008321 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[24]
C000008321 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%	[24]
C000008321 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[24]
C000008321 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[24]
C000008321 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[24]
C000008321 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[24]
C000008321 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%	[24]
C000008321 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[24]
C000008321 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000008321 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000008321 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000008321 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000008321 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000008321 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000008321 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000008321 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000008321 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000008322 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%	[25]
C000008322 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%	[25]
C000008322 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[25]
C000008322 [Member] | Walt Disney Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[25]
C000008322 [Member] | Goldman Sachs Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%	[25]
C000008322 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%	[25]
C000008322 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[25]
C000008322 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[25]
C000008322 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[25]
C000008322 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%	[25]
C000008322 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000008322 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000008322 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000008322 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000008322 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000008322 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000008322 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000008322 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008322 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000008322 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000008322 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008323 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%	[26]
C000008323 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[26]
C000008323 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[26]
C000008323 [Member] | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%	[26]
C000008323 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[26]
C000008323 [Member] | Royal Gold Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[26]
C000008323 [Member] | Woodward Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[26]
C000008323 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%	[26]
C000008323 [Member] | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[26]
C000008323 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[26]
C000008323 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000008323 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008323 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000008323 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000008323 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000008323 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000008323 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000008323 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000008323 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000008323 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000008323 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008324 [Member] | Albertson s Cos Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[27]
C000008324 [Member] | Macy s Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[27]
C000008324 [Member] | Graham Holdings Co Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[27]
C000008324 [Member] | PBF Energy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[27]
C000008324 [Member] | RenaissanceRe Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[27]
C000008324 [Member] | Valaris Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[27]
C000008324 [Member] | TD SYNNEX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[27]
C000008324 [Member] | Brighthouse Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[27]
C000008324 [Member] | Lear Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[27]
C000008324 [Member] | HF Sinclair Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[27]
C000008324 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000008324 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000008324 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008324 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000008324 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000008324 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000008324 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000008324 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000008324 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000008324 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000032719 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%	[28]
C000032719 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[28]
C000032719 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%	[28]
C000032719 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[28]
C000032719 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%	[28]
C000032719 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[28]
C000032719 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[28]
C000032719 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[28]
C000032719 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[28]
C000032719 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[28]
C000032719 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000032719 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000032719 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000032719 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000032719 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000032719 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000032719 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000032719 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000032719 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000032719 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000032719 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000032719 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000033024 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.38%	[29]
C000033024 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[29]
C000033024 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.03%	[29]
C000033024 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.12%	[29]
C000033024 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.87%	[29]
C000033024 [Member] | Walt Disney Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%	[29]
C000033024 [Member] | Booking Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%	[29]
C000033024 [Member] | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%	[29]
C000033024 [Member] | Shopify Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[29]
C000033024 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.59%	[29]
C000033024 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000033024 [Member] | Hotels Resorts And Cruise Lines [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000033024 [Member] | Movies and Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000033024 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000033024 [Member] | Internet Services And Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000033024 [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000033024 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000033024 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000033024 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000033024 [Member] | Passenger Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000033024 [Member] | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000035317 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%	[30]
C000035317 [Member] | Baker Hughes Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[30]
C000035317 [Member] | Transocean Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[30]
C000035317 [Member] | PBF Energy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[30]
C000035317 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.44%	[30]
C000035317 [Member] | Liberty Energy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.04%	[30]
C000035317 [Member] | Permian Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%	[30]
C000035317 [Member] | Viper Energy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%	[30]
C000035317 [Member] | Devon Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%	[30]
C000035317 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[30]
C000035317 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000035317 [Member] | Oil And Gas Refining And Marketing Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000035317 [Member] | Oil And Gas Exploration And Production Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000035317 [Member] | Integrated Oil And Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000035317 [Member] | Oil And Gas Drilling [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000035317 [Member] | Oil And Gas Storage And Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000035317 [Member] | Oil And Gas Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000035317 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000035318 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%	[31]
C000035318 [Member] | Goldman Sachs Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%	[31]
C000035318 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%	[31]
C000035318 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%	[31]
C000035318 [Member] | Ventas Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[31]
C000035318 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.21%	[31]
C000035318 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[31]
C000035318 [Member] | Lemonade Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[31]
C000035318 [Member] | American Healthcare REIT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%	[31]
C000035318 [Member] | Interactive Brokers Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.97%	[31]
C000035318 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000035318 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000035318 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000035318 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000035318 [Member] | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000035318 [Member] | Regional Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000035318 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000035318 [Member] | Financial Exchanges And Data [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000035318 [Member] | Property And Casualty Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000035318 [Member] | Asset Management And Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000035318 [Member] | Investment Banking And Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000035320 [Member] | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[32]
C000035320 [Member] | Roivant Sciences Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%	[32]
C000035320 [Member] | Praxis Precision Medicines Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%	[32]
C000035320 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[32]
C000035320 [Member] | Terns Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[32]
C000035320 [Member] | Tango Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[32]
C000035320 [Member] | HCA Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[32]
C000035320 [Member] | Axsome Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[32]
C000035320 [Member] | Nektar Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%	[32]
C000035320 [Member] | Celcuity Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[32]
C000035320 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.50%
C000035320 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000035320 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000035320 [Member] | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000035320 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000035321 [Member] | Jabil Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[33]
C000035321 [Member] | Cummins Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%	[33]
C000035321 [Member] | Argan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%	[33]
C000035321 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%	[33]
C000035321 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[33]
C000035321 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.23%	[33]
C000035321 [Member] | ITT Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%	[33]
C000035321 [Member] | Vicor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%	[33]
C000035321 [Member] | Planet Labs PBC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.19%	[33]
C000035321 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%	[33]
C000035321 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000035321 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000035321 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000035321 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000035321 [Member] | Electronic Manufacturing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000035321 [Member] | Environmental And Facilities Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000035321 [Member] | Research And Consulting Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000035321 [Member] | Construction Machinery and Heavy Transportation Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000035321 [Member] | Industrial Machinery And Supplies And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000035321 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035322 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[34]
C000035322 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[34]
C000035322 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[34]
C000035322 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%	[34]
C000035322 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%	[34]
C000035322 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[34]
C000035322 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[34]
C000035322 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[34]
C000035322 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[34]
C000035322 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[34]
C000035322 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000035322 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000035322 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000035322 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000035322 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000035322 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000035322 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000035322 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000035322 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000035322 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000035322 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000035322 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000035324 [Member] | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%	[35]
C000035324 [Member] | Illumina Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%	[35]
C000035324 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.95%	[35]
C000035324 [Member] | Royal Gold Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[35]
C000035324 [Member] | Medpace Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[35]
C000035324 [Member] | Carlisle Cos Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[35]
C000035324 [Member] | Twilio Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[35]
C000035324 [Member] | Nextpower Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%	[35]
C000035324 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[35]
C000035324 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[35]
C000035324 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000035324 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000035324 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000035324 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000035324 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000035324 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000035324 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000035324 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000035324 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000035324 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035326 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%	[36]
C000035326 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%	[36]
C000035326 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.38%	[36]
C000035326 [Member] | Navitas Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%	[36]
C000035326 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.71%	[36]
C000035326 [Member] | Lumentum Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%	[36]
C000035326 [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%	[36]
C000035326 [Member] | Seagate Technology Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%	[36]
C000035326 [Member] | Aehr Test Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.69%	[36]
C000035326 [Member] | Ondas Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%	[36]
C000035326 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000035326 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000035326 [Member] | Internet Services And Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000035326 [Member] | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000035326 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000035326 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000035326 [Member] | Semiconductor Materials And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000035326 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000035326 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035327 [Member] | Adobe Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%	[37]
C000035327 [Member] | Johnson Controls International PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%	[37]
C000035327 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[37]
C000035327 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.35%	[37]
C000035327 [Member] | HCA Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.55%	[37]
C000035327 [Member] | Carrier Global Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[37]
C000035327 [Member] | PayPal Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[37]
C000035327 [Member] | Aflac Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[37]
C000035327 [Member] | General Motors Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[37]
C000035327 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[37]
C000035327 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000035327 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000035327 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000035327 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000035327 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000035327 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000035327 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000035327 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000035327 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000035327 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000035327 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035336 [Member] | FormFactor Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%	[38]
C000035336 [Member] | MaxLinear Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%	[38]
C000035336 [Member] | Par Pacific Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%	[38]
C000035336 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%	[38]
C000035336 [Member] | Roivant Sciences Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%	[38]
C000035336 [Member] | Opendoor Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[38]
C000035336 [Member] | Viavi Solutions Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[38]
C000035336 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.53%	[38]
C000035336 [Member] | Onto Innovation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.48%	[38]
C000035336 [Member] | Crescent Energy Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.42%	[38]
C000035336 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000035336 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000035336 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000035336 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000035336 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000035336 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000035336 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000035336 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000035336 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000035336 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000035336 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000035336 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000035338 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.34%	[39]
C000035338 [Member] | LG Energy Solution Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[39]
C000035338 [Member] | Unibail Rodamco Westfield [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[39]
C000035338 [Member] | Contemporary Amperex Technology Co Ltd A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[39]
C000035338 [Member] | Nextpower Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[39]
C000035338 [Member] | First Solar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[39]
C000035338 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.61%	[39]
C000035338 [Member] | Vestas Wind Systems A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%	[39]
C000035338 [Member] | BYD Co Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%	[39]
C000035338 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.53%	[39]
C000035338 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000035338 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000035338 [Member] | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000035338 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000035338 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000035338 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000035338 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000035338 [Member] | Independent Power And Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000035338 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000035338 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035343 [Member] | Corteva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[40]
C000035343 [Member] | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.93%	[40]
C000035343 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.45%	[40]
C000035343 [Member] | CF Industries Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.32%	[40]
C000035343 [Member] | Alcoa Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%	[40]
C000035343 [Member] | USA Rare Earth Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%	[40]
C000035343 [Member] | Steel Dynamics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[40]
C000035343 [Member] | Hecla Mining Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[40]
C000035343 [Member] | Albemarle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[40]
C000035343 [Member] | Solstice Advanced Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%	[40]
C000035343 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000035343 [Member] | Fertilizers And Agricultural Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000035343 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000035343 [Member] | Gold Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000035343 [Member] | Specialty Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000035343 [Member] | Commodity Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000035343 [Member] | Steel [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000035343 [Member] | Aluminum [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000035343 [Member] | Diversified Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000035343 [Member] | Diversified Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000035343 [Member] | Silver [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000035343 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000035344 [Member] | Marriott International Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[41]
C000035344 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[41]
C000035344 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[41]
C000035344 [Member] | Williams Sonoma Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[41]
C000035344 [Member] | Five Below Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%	[41]
C000035344 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%	[41]
C000035344 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[41]
C000035344 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[41]
C000035344 [Member] | Ralph Lauren Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%	[41]
C000035344 [Member] | Tapestry Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%	[41]
C000035344 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000035344 [Member] | Hotels Resorts And Cruise Lines [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000035344 [Member] | Movies and Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000035344 [Member] | Casinos And Gaming [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000035344 [Member] | Homefurnishing Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000035344 [Member] | Publishing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000035344 [Member] | Consumer Staples Merchandise Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000035344 [Member] | Automobile Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000035344 [Member] | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000035344 [Member] | Automotive Parts And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000035344 [Member] | Other Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000035344 [Member] | Health Care Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000035344 [Member] | Apparel Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000035344 [Member] | Apparel Accessories And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000035344 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000035345 [Member] | Darling Ingredients Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[42]
C000035345 [Member] | Monster Beverage Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%	[42]
C000035345 [Member] | Kroger Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%	[42]
C000035345 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%	[42]
C000035345 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%	[42]
C000035345 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%	[42]
C000035345 [Member] | US Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.95%	[42]
C000035345 [Member] | Church And Dwight Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%	[42]
C000035345 [Member] | Performance Food Group Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%	[42]
C000035345 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[42]
C000035345 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000035345 [Member] | Agricultural Products And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000035345 [Member] | Soft Drinks And Non alcoholic Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000035345 [Member] | Food Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000035345 [Member] | Food Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000035345 [Member] | Packaged Foods And Meats [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000035345 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000035345 [Member] | Consumer Staples Merchandise Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000035345 [Member] | Education Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000035345 [Member] | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000035345 [Member] | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000035345 [Member] | Specialized Consumer Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000035345 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000037805 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[43]
C000037805 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[43]
C000037805 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[43]
C000037805 [Member] | ATI Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[43]
C000037805 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[43]
C000037805 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[43]
C000037805 [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[43]
C000037805 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[43]
C000037805 [Member] | W W Grainger Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[43]
C000037805 [Member] | Amphenol Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[43]
C000037805 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000037805 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000037805 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000037805 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000037805 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000037805 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000037805 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000037805 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.00%
C000037805 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000037805 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000037805 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000037806 [Member] | JPMorgan Chase And Co Series EE Pfd 6 00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.76%	[44]
C000037806 [Member] | JPMorgan Chase And Co Series DD Pfd 5 75 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[44]
C000037806 [Member] | Wells Fargo And Co Series Z Pfd 4 75 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[44]
C000037806 [Member] | JPMorgan Chase And Co Series MM Pfd 4 20 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[44]
C000037806 [Member] | JPMorgan Chase And Co Series LL Pfd 4 63 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[44]
C000037806 [Member] | Bank of America Corp Series GG Pfd 6 00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[44]
C000037806 [Member] | Allstate Corp The Series H Pfd 5 10 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[44]
C000037806 [Member] | Capital One Financial Corp Series I Pfd 5 00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[44]
C000037806 [Member] | Bank of America Corp Series KK Pfd 5 38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[44]
C000037806 [Member] | JPMorgan Chase And Co Series JJ Pfd 4 55 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[44]
C000037806 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000037806 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.20%
C000037806 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000037806 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000037806 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000037806 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000037807 [Member] | Sofina S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.74%	[45]
C000037807 [Member] | Blue Owl Capital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%	[45]
C000037807 [Member] | HAL Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.13%	[45]
C000037807 [Member] | Threei Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%	[45]
C000037807 [Member] | CVC Capital Partners PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%	[45]
C000037807 [Member] | TPG Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%	[45]
C000037807 [Member] | Partners Group Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%	[45]
C000037807 [Member] | EQT AB [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%	[45]
C000037807 [Member] | Blackstone Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%	[45]
C000037807 [Member] | KKR And Co Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%	[45]
C000037807 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000037807 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000037807 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000037807 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.60%
C000037807 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000056583 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[46]
C000056583 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[46]
C000056583 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.58%	[46]
C000056583 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[46]
C000056583 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%	[46]
C000056583 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[46]
C000056583 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%	[46]
C000056583 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%	[46]
C000056583 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[46]
C000056583 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[46]
C000056583 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000056583 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000056583 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000056583 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000056583 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000056583 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000056583 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000056583 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000056583 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000056583 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000056583 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000056583 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000101127 [Member] | Airbnb Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[47]
C000101127 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[47]
C000101127 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[47]
C000101127 [Member] | Baker Hughes Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[47]
C000101127 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[47]
C000101127 [Member] | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[47]
C000101127 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[47]
C000101127 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[47]
C000101127 [Member] | Delta Air Lines Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[47]
C000101127 [Member] | Host Hotels and Resorts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[47]
C000101127 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000101127 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000101127 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000101127 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000101127 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000101127 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000101127 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000101127 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000101127 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101128 [Member] | Archer Daniels Midland Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[48]
C000101128 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[48]
C000101128 [Member] | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[48]
C000101128 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[48]
C000101128 [Member] | General Motors Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[48]
C000101128 [Member] | Bunge Global S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[48]
C000101128 [Member] | Ford Motor Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[48]
C000101128 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[48]
C000101128 [Member] | Allstate Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[48]
C000101128 [Member] | Franklin Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[48]
C000101128 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000101128 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.10%
C000101128 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000101128 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000101128 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000101128 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000101128 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000101128 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000101128 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000101128 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000101128 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197604 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%	[49]
C000197604 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[49]
C000197604 [Member] | Host Hotels and Resorts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[49]
C000197604 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.37%	[49]
C000197604 [Member] | CBRE Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%	[49]
C000197604 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%	[49]
C000197604 [Member] | BXP Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[49]
C000197604 [Member] | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[49]
C000197604 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[49]
C000197604 [Member] | SBA Communications Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[49]
C000197604 [Member] | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000197604 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000197604 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000197604 [Member] | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000197604 [Member] | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000197604 [Member] | Hotel and Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000197604 [Member] | Real Estate Management and Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000197604 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000197604 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000197605 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[50]
C000197605 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[50]
C000197605 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%	[50]
C000197605 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[50]
C000197605 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%	[50]
C000197605 [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[50]
C000197605 [Member] | Seagate Technology Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[50]
C000197605 [Member] | ON Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[50]
C000197605 [Member] | NXP Semiconductors N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[50]
C000197605 [Member] | Dell Technologies Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[50]
C000197605 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000197605 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000197605 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000197605 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000197605 [Member] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000197605 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000197605 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000197605 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197606 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%	[51]
C000197606 [Member] | WEC Energy Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%	[51]
C000197606 [Member] | NiSource Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[51]
C000197606 [Member] | Constellation Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%	[51]
C000197606 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[51]
C000197606 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[51]
C000197606 [Member] | Ameren Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%	[51]
C000197606 [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[51]
C000197606 [Member] | NRG Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%	[51]
C000197606 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[51]
C000197606 [Member] | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000197606 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000197606 [Member] | Multi Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000197606 [Member] | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000197606 [Member] | Independent Power And Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000197606 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197607 [Member] | Micron Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[52]
C000197607 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[52]
C000197607 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%	[52]
C000197607 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[52]
C000197607 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[52]
C000197607 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[52]
C000197607 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.97%	[52]
C000197607 [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[52]
C000197607 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[52]
C000197607 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[52]
C000197607 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000197607 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000197607 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000197607 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000197607 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000197607 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000197607 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000197607 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197608 [Member] | Archer Daniels Midland Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[53]
C000197608 [Member] | LyondellBasell Industries N V Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[53]
C000197608 [Member] | Bunge Global S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[53]
C000197608 [Member] | Ford Motor Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[53]
C000197608 [Member] | Mosaic Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[53]
C000197608 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[53]
C000197608 [Member] | Cigna Group The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[53]
C000197608 [Member] | Tyson Foods Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[53]
C000197608 [Member] | Centene Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[53]
C000197608 [Member] | Dow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[53]
C000197608 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000197608 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000197608 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000197608 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000197608 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000197608 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000197608 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000197608 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000197608 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000197608 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000197608 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000197609 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%	[54]
C000197609 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[54]
C000197609 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%	[54]
C000197609 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.03%	[54]
C000197609 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%	[54]
C000197609 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.13%	[54]
C000197609 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.96%	[54]
C000197609 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[54]
C000197609 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%	[54]
C000197609 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[54]
C000197609 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000197609 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000197609 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000197609 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000197609 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000197609 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000197609 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000197609 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000197609 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000197610 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[55]
C000197610 [Member] | Permian Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[55]
C000197610 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[55]
C000197610 [Member] | Halozyme Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[55]
C000197610 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[55]
C000197610 [Member] | East West Bancorp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[55]
C000197610 [Member] | Rambus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[55]
C000197610 [Member] | RenaissanceRe Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%	[55]
C000197610 [Member] | Valaris Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%	[55]
C000197610 [Member] | Lantheus Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[55]
C000197610 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000197610 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000197610 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000197610 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000197610 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000197610 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000197610 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000197610 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197611 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[56]
C000197611 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[56]
C000197611 [Member] | TTM Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[56]
C000197611 [Member] | Woodward Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[56]
C000197611 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[56]
C000197611 [Member] | Vicor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%	[56]
C000197611 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[56]
C000197611 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[56]
C000197611 [Member] | Valaris Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[56]
C000197611 [Member] | Arrowhead Pharmaceuticals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[56]
C000197611 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000197611 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000197611 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000197611 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000197611 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000197611 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000197611 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000197611 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000197611 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000197611 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000197611 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000197611 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197612 [Member] | PBF Energy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%	[57]
C000197612 [Member] | TD SYNNEX Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[57]
C000197612 [Member] | Chord Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%	[57]
C000197612 [Member] | Brighthouse Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[57]
C000197612 [Member] | PVH Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.09%	[57]
C000197612 [Member] | Olin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[57]
C000197612 [Member] | Lear Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[57]
C000197612 [Member] | HF Sinclair Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%	[57]
C000197612 [Member] | Arrow Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%	[57]
C000197612 [Member] | Avnet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%	[57]
C000197612 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000197612 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000197612 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000197612 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000197612 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000197612 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000197612 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000197612 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000197612 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000197612 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197614 [Member] | Marriott International Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[58]
C000197614 [Member] | Expedia Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[58]
C000197614 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[58]
C000197614 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%	[58]
C000197614 [Member] | Carvana Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[58]
C000197614 [Member] | eBay Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%	[58]
C000197614 [Member] | D R Horton Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.25%	[58]
C000197614 [Member] | MGM Resorts International [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[58]
C000197614 [Member] | Wynn Resorts Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[58]
C000197614 [Member] | Ross Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[58]
C000197614 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000197614 [Member] | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000197614 [Member] | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000197614 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000197614 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000197614 [Member] | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000197614 [Member] | Textiles Apparel And Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000197614 [Member] | Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000197614 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197615 [Member] | Primoris Services Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[59]
C000197615 [Member] | Powell Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[59]
C000197615 [Member] | StoneX Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[59]
C000197615 [Member] | Argan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[59]
C000197615 [Member] | Adamas Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[59]
C000197615 [Member] | Adeia Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[59]
C000197615 [Member] | DXP Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[59]
C000197615 [Member] | Clear Secure Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[59]
C000197615 [Member] | Uniti Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[59]
C000197615 [Member] | ACM Research Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%	[59]
C000197615 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000197615 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000197615 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000197615 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000197615 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000197615 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000197615 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000197615 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000197615 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000197615 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197616 [Member] | AdaptHealth Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%	[60]
C000197616 [Member] | MarineMax Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[60]
C000197616 [Member] | Patterson-UTI Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[60]
C000197616 [Member] | Ichor Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%	[60]
C000197616 [Member] | Acadia Healthcare Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%	[60]
C000197616 [Member] | ArcBest Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[60]
C000197616 [Member] | Edgewell Personal Care Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%	[60]
C000197616 [Member] | Molina Healthcare Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%	[60]
C000197616 [Member] | Koppers Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[60]
C000197616 [Member] | ManpowerGroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[60]
C000197616 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000197616 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000197616 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000197616 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000197616 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000197616 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000197616 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000197616 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000197616 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000197616 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000197616 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000197616 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197618 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.54%	[61]
C000197618 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%	[61]
C000197618 [Member] | Coca Cola Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%	[61]
C000197618 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%	[61]
C000197618 [Member] | Goldman Sachs Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[61]
C000197618 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.04%	[61]
C000197618 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.18%	[61]
C000197618 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%	[61]
C000197618 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.73%	[61]
C000197618 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[61]
C000197618 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000197618 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000197618 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000197618 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000197618 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000197618 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000197618 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000197618 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000197618 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000197618 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000197620 [Member] | Sysco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.77%	[62]
C000197620 [Member] | Las Vegas Sands Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[62]
C000197620 [Member] | Roper Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%	[62]
C000197620 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[62]
C000197620 [Member] | American International Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[62]
C000197620 [Member] | Public Service Enterprise Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[62]
C000197620 [Member] | Hartford Insurance Group Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[62]
C000197620 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%	[62]
C000197620 [Member] | Trip com Group Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%	[62]
C000197620 [Member] | Viking Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[62]
C000197620 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000197620 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000197620 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000197620 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000197620 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000197620 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000197620 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000197620 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000197620 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000197620 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000197620 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197621 [Member] | Dell Technologies Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[63]
C000197621 [Member] | Tortoise Energy Infrastructure Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%	[63]
C000197621 [Member] | Plains All American Pipeline L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[63]
C000197621 [Member] | Icahn Enterprises L P [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[63]
C000197621 [Member] | KKR And Co Inc Series D Conv Pfd 6 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[63]
C000197621 [Member] | SLM Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[63]
C000197621 [Member] | BP PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%	[63]
C000197621 [Member] | Virtu Financial Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%	[63]
C000197621 [Member] | Matador Resources Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%	[63]
C000197621 [Member] | SM Energy Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.35%	[63]
C000197621 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000197621 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000197621 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000197621 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000197621 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000197621 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000197621 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000197621 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000197621 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000197621 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000197621 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000197621 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000197622 [Member] | Cummins Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[64]
C000197622 [Member] | Airbnb Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[64]
C000197622 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%	[64]
C000197622 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[64]
C000197622 [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[64]
C000197622 [Member] | F5 Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[64]
C000197622 [Member] | Dick s Sporting Goods Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%	[64]
C000197622 [Member] | Old Dominion Freight Line Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[64]
C000197622 [Member] | NetApp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[64]
C000197622 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.18%	[64]
C000197622 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000197622 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000197622 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000197622 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000197622 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000197622 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000197622 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000197622 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000197622 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197623 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.18%	[65]
C000197623 [Member] | Veralto Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.12%	[65]
C000197623 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.92%	[65]
C000197623 [Member] | Solstice Advanced Materials Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[65]
C000197623 [Member] | U Haul Holding Co Series N [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%	[65]
C000197623 [Member] | Ralliant Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%	[65]
C000197623 [Member] | Solventum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.38%	[65]
C000197623 [Member] | Everus Construction Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%	[65]
C000197623 [Member] | GE HealthCare Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[65]
C000197623 [Member] | Qnity Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.03%	[65]
C000197623 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000197623 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000197623 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000197623 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000197623 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000197623 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000197623 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000197623 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000197623 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197625 [Member] | Mondelez International Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%	[66]
C000197625 [Member] | Archer Daniels Midland Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.01%	[66]
C000197625 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[66]
C000197625 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%	[66]
C000197625 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[66]
C000197625 [Member] | Tyson Foods Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[66]
C000197625 [Member] | Target Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%	[66]
C000197625 [Member] | Brown Forman Corp Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[66]
C000197625 [Member] | Keurig Dr Pepper Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[66]
C000197625 [Member] | Constellation Brands Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[66]
C000197625 [Member] | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000197625 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000197625 [Member] | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000197625 [Member] | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000197625 [Member] | Consumer Staples Distribution And Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000197625 [Member] | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000197625 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000197627 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%	[67]
C000197627 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%	[67]
C000197627 [Member] | APA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.22%	[67]
C000197627 [Member] | Marathon Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%	[67]
C000197627 [Member] | Baker Hughes Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[67]
C000197627 [Member] | Halliburton Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%	[67]
C000197627 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%	[67]
C000197627 [Member] | Devon Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.79%	[67]
C000197627 [Member] | Coterra Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.84%	[67]
C000197627 [Member] | SLB Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%	[67]
C000197627 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.00%
C000197627 [Member] | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000197627 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197628 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%	[68]
C000197628 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%	[68]
C000197628 [Member] | Intel Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%	[68]
C000197628 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%	[68]
C000197628 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%	[68]
C000197628 [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%	[68]
C000197628 [Member] | Seagate Technology Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.34%	[68]
C000197628 [Member] | ON Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%	[68]
C000197628 [Member] | NXP Semiconductors N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[68]
C000197628 [Member] | Centene Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%	[68]
C000197628 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000197628 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000197628 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000197628 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000197628 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000197628 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000197628 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000197628 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000197628 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000197628 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000197628 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000197628 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000197629 [Member] | Synchrony Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[69]
C000197629 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[69]
C000197629 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[69]
C000197629 [Member] | Interactive Brokers Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[69]
C000197629 [Member] | Blackstone Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[69]
C000197629 [Member] | KKR And Co Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[69]
C000197629 [Member] | Northern Trust Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[69]
C000197629 [Member] | Franklin Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[69]
C000197629 [Member] | State Street Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[69]
C000197629 [Member] | Apollo Global Management Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[69]
C000197629 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000197629 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000197629 [Member] | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000197629 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000197629 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197629 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000197630 [Member] | Waters Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[70]
C000197630 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[70]
C000197630 [Member] | CVS Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[70]
C000197630 [Member] | Cigna Group The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[70]
C000197630 [Member] | Centene Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[70]
C000197630 [Member] | Humana Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%	[70]
C000197630 [Member] | Elevance Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[70]
C000197630 [Member] | West Pharmaceutical Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[70]
C000197630 [Member] | Viatris Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[70]
C000197630 [Member] | Mettler Toledo International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[70]
C000197630 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000197630 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000197630 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000197630 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000197630 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000197630 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000197630 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197631 [Member] | Cummins Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%	[71]
C000197631 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[71]
C000197631 [Member] | GE Vernova Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[71]
C000197631 [Member] | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%	[71]
C000197631 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[71]
C000197631 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%	[71]
C000197631 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[71]
C000197631 [Member] | Eaton Corp PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[71]
C000197631 [Member] | Generac Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%	[71]
C000197631 [Member] | United Rentals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%	[71]
C000197631 [Member] | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000197631 [Member] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000197631 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000197631 [Member] | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000197631 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000197631 [Member] | Construction And Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000197631 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000197631 [Member] | Trading Companies And Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000197631 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000197631 [Member] | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000197631 [Member] | Air Freight And Logistics [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000197631 [Member] | Ground Tranportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000197631 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197632 [Member] | Vulcan Materials Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[72]
C000197632 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.27%	[72]
C000197632 [Member] | LyondellBasell Industries N V Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%	[72]
C000197632 [Member] | Steel Dynamics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%	[72]
C000197632 [Member] | Albemarle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%	[72]
C000197632 [Member] | Dow Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%	[72]
C000197632 [Member] | Nucor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%	[72]
C000197632 [Member] | Air Products and Chemicals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.05%	[72]
C000197632 [Member] | PPG Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%	[72]
C000197632 [Member] | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[72]
C000197632 [Member] | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000197632 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000197632 [Member] | Metals And Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000197632 [Member] | Container and Packaging Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000197632 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000205462 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%	[73]
C000205462 [Member] | Walt Disney Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%	[73]
C000205462 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.43%	[73]
C000205462 [Member] | Warner Bros Discovery Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%	[73]
C000205462 [Member] | New York Times Co The Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%	[73]
C000205462 [Member] | Electronic Arts Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.66%	[73]
C000205462 [Member] | Take Two Interactive Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%	[73]
C000205462 [Member] | Pinterest Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%	[73]
C000205462 [Member] | Paramount Skydance Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%	[73]
C000205462 [Member] | EchoStar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%	[73]
C000205462 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000205462 [Member] | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000205462 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000205462 [Member] | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000205462 [Member] | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000205462 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.
[15]	Excluding money market fund holdings, if any.
[16]	Excluding money market fund holdings, if any.
[17]	Excluding money market fund holdings, if any.
[18]	Excluding money market fund holdings, if any.
[19]	Excluding money market fund holdings, if any.
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.
[22]	Excluding money market fund holdings, if any.
[23]	Excluding money market fund holdings, if any.
[24]	Excluding money market fund holdings, if any.
[25]	Excluding money market fund holdings, if any.
[26]	Excluding money market fund holdings, if any.
[27]	Excluding money market fund holdings, if any.
[28]	Excluding money market fund holdings, if any.
[29]	Excluding money market fund holdings, if any.
[30]	Excluding money market fund holdings, if any.
[31]	Excluding money market fund holdings, if any.
[32]	Excluding money market fund holdings, if any.
[33]	Excluding money market fund holdings, if any.
[34]	Excluding money market fund holdings, if any.
[35]	Excluding money market fund holdings, if any.
[36]	Excluding money market fund holdings, if any.
[37]	Excluding money market fund holdings, if any.
[38]	Excluding money market fund holdings, if any.
[39]	Excluding money market fund holdings, if any.
[40]	Excluding money market fund holdings, if any.
[41]	Excluding money market fund holdings, if any.
[42]	Excluding money market fund holdings, if any.
[43]	Excluding money market fund holdings, if any.
[44]	Excluding money market fund holdings, if any.
[45]	Excluding money market fund holdings, if any.
[46]	Excluding money market fund holdings, if any.
[47]	Excluding money market fund holdings, if any.
[48]	Excluding money market fund holdings, if any.
[49]	Excluding money market fund holdings, if any.
[50]	Excluding money market fund holdings, if any.
[51]	Excluding money market fund holdings, if any.
[52]	Excluding money market fund holdings, if any.
[53]	Excluding money market fund holdings, if any.
[54]	Excluding money market fund holdings, if any.
[55]	Excluding money market fund holdings, if any.
[56]	Excluding money market fund holdings, if any.
[57]	Excluding money market fund holdings, if any.
[58]	Excluding money market fund holdings, if any.
[59]	Excluding money market fund holdings, if any.
[60]	Excluding money market fund holdings, if any.
[61]	Excluding money market fund holdings, if any.
[62]	Excluding money market fund holdings, if any.
[63]	Excluding money market fund holdings, if any.
[64]	Excluding money market fund holdings, if any.
[65]	Excluding money market fund holdings, if any.
[66]	Excluding money market fund holdings, if any.
[67]	Excluding money market fund holdings, if any.
[68]	Excluding money market fund holdings, if any.
[69]	Excluding money market fund holdings, if any.
[70]	Excluding money market fund holdings, if any.
[71]	Excluding money market fund holdings, if any.
[72]	Excluding money market fund holdings, if any.
[73]	Excluding money market fund holdings, if any.